CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2013	$ 42,639	$ 3,878	$ 120,996	$ 1,456	$ (89,220)	$ 5,529
Balance (in shares) at Dec. 31, 2013		5,565,558
Issuance of share capital	21,442	$ 1,827	19,615	0	0	0
Issuance of share capital (in shares)		2,123,006
Stock-based compensation expenses	375	$ 0	375	0	0	0
Acquisition of non-controlling interests	(19,108)	$ 0	(11,368)	0	0	(7,740)
Acquisition of non-controlling interests (in shares)		0
Other comprehensive income	(4,292)	$ 0	0	(4,365)	0	73
Net loss attributable to Non - controlling interest	(713)	0	0	0	0	(713)
Net income attributable to Pointer shareholders	13,453	0	0	0	13,453	0
Balance at Dec. 31, 2014	53,796	$ 5,705	129,618	(2,909)	(75,767)	(2,851)
Balance (in shares) at Dec. 31, 2014		7,688,564
Issuance of shares in respect of Stock-based compensation	14	$ 3	11	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		14,999
Stock-based compensation expenses	309	$ 0	309	0	0	0
Acquisition of non-controlling interests	541	$ 62	(1,528)	0	0	2,007
Acquisition of non-controlling interests (in shares)		81,081
Other comprehensive income	(3,423)	$ 0	0	(3,345)	0	(78)
Net loss attributable to Non - controlling interest	(147)	0	0	0	0	(147)
Net income attributable to Pointer shareholders	3,945	0	0	0	3,945	0
Balance at Dec. 31, 2015	55,035	$ 5,770	128,410	(6,254)	(71,822)	(1,069)
Balance (in shares) at Dec. 31, 2015		7,784,644
Issuance of shares in respect of Stock-based compensation	98	$ 67	31	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		89,275
Stock-based compensation expenses	320	$ 0	320	0	0	0
Transanction with shareholders	0	0	(323)	323	0	0
Distribution of a subsidiary as a divided in kind	(17,577)	0	0	(213)	(17,737)	373
Other comprehensive income	1,311	0	0	511	0	800
Net loss attributable to Non - controlling interest	58	0	0	0	0	58
Net income attributable to Pointer shareholders	3,444	0	0	0	3,444	0
Balance at Dec. 31, 2016	$ 42,689	$ 5,837	$ 128,438	$ (5,633)	$ (86,115)	$ 162
Balance (in shares) at Dec. 31, 2016		7,873,919